August 1, 2017

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:  Blackstone Alternative Investment Funds (File No. 333-185238)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated July 31, 2017, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 23) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 28, 2017 via EDGAR (Accession Number: 0001193125-17-240754).

Please direct any questions or comments to the attention of the undersigned at 212-583-5226.

Very truly yours,

/s/ Kevin Michel

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.
Sarah Clinton, Esq., Ropes & Gray LLP
James E. Thomas, Esq., Ropes & Gray LLP

Blackstone Alternative Investment Advisors LLC 345 Park Avenue New York NY 10154 T 212 583 5000 F 212 583 5749 www.blackstone.com